OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Abstract]
Net investment in leases (Note 9)	$ 1,256	$ 333
Fair value of derivative instruments (Note 27)	438	347
Contract assets (Note 6)	216	165
Cash provided as collateral	93	128
Prepaid expenses	82	86
Emissions credits	67	75
Regulatory assets (Note 12)	58	123
Other	165	82
Other current assets	$ 2,375	$ 1,339